Revenue - Disaggregation of revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 957,220	$ 769,539
Operations support services
Disaggregation of Revenue [Line Items]
Revenue	886,963	688,734
Equipment and component sales
Disaggregation of Revenue [Line Items]
Revenue	57,822	48,728
Construction services
Disaggregation of Revenue [Line Items]
Revenue	12,435	32,077
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue	600,744	522,415
Cost-to-cost percent complete
Disaggregation of Revenue [Line Items]
Revenue	298,654	198,396
Point-in-time
Disaggregation of Revenue [Line Items]
Revenue	57,822	48,728
Time-and-materials
Disaggregation of Revenue [Line Items]
Revenue	575,608	523,468
Unit-price
Disaggregation of Revenue [Line Items]
Revenue	363,979	234,047
Lump-sum
Disaggregation of Revenue [Line Items]
Revenue	$ 17,633	$ 12,024